Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Time deposits, at or above FDIC insurance limit	$ 1,500	$ 1,400
Time deposits mature in 2024	1,900
Time deposits mature in 2025	277
Time deposits mature in 2026	143
Time deposits mature in 2027	94
Time deposit mature in 2028	$ 78